Income taxes (Details) - Schedule of net operating loss carryforwards	Dec. 31, 2021 CNY (¥)
Schedule of Net Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards 2022
2023
2024	8,859,516
2025	2,348,849
2026	15,116,633
Total	¥ 26,324,999